CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Sales of licenses	$ 4,613	$ 5,960	$ 5,154
Services	13,867	14,249	13,759
Revenues, Total	18,480	20,209	18,913
COST OF REVENUES
Cost of sales of licenses	421	853	398
Cost of services	7,450	6,999	6,078
Cost of Revenue, Total	7,871	7,852	6,476
GROSS PROFIT	10,609	12,357	12,437
RESEARCH AND DEVELOPMENT EXPENSES	5,030	4,643	4,673
SELLING AND MARKETING EXPENSES	1,694	1,524	1,995
GENERAL AND ADMINISTRATIVE EXPENSES	1,726	1,818	1,834
OPERATING INCOME	2,159	4,372	3,935
FINANCIAL INCOME - net	163	298	171
INCOME BEFORE TAXES ON INCOME	2,322	4,670	4,106
INCOME TAX EXPENSE (BENEFIT)	137	392	(185)
NET INCOME FOR THE YEAR	$ 2,185	$ 4,278	$ 4,291
EARNINGS PER ORDINARY SHARE -
Basic and diluted (in dollars per share)	$ 0.12	$ 0.23	$ 0.23
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER ORDINARY SHARE - IN THOUSANDS
Basic (in shares)	18,869	18,767	18,679
Diluted (in shares)	18,890	18,846	18,803